Discontinued Operations - Publishing Spin-off Adjustments (Details) - USD ($) $ in Thousands				3 Months Ended				12 Months Ended
		Aug. 04, 2014	Dec. 31, 2012	Dec. 28, 2014	Sep. 28, 2014	Jun. 29, 2014	Mar. 30, 2014	Dec. 31, 2015	Dec. 28, 2014		Dec. 29, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (Loss) from Discontinued Operations, net of taxes				$ 0	$ (14,889)	$ 15,840	$ 12,601	$ 0	$ 13,552		$ 78,613
Cash dividend received by Company from Tribune Publishing		$ 275,000
Repayments of long-term debt								$ 1,114,262	299,285		1,102,234
Allocated interest expense									$ 7,000		$ 11,000
Effective tax rate on pretax income from discontinued operations									58.60%		42.80%
U.S. federal statutory rate								35.00%
Dreamcatcher Credit Facility | Tribune Publishing Company
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Maximum borrowing capacity under credit facility		350,000
McClatchy Tribune Information Services | Tribune Publishing Company
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on remeasurement									$ 1,000
Equity interest, percent									50.00%
Senior Secured Credit Agreement | Term Loan Facility
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Repayments of long-term debt		$ 275,000
Successor
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating revenues									$ 970,501	[1]	$ 1,755,989
Operating profit									38,712	[1]	149,906
Loss on equity investments, net									(626)	[1]	(1,187)
Interest income									0	[1]	35
Interest expense	[2]								(6,837)	[1]	(11,042)
Gain on investment transactions	[3]								1,484	[1]	0
Reorganization items, net									(9)	[1]	(284)
Income (loss) before income taxes									32,724	[1]	137,428
Income tax expense (benefit)	[4]								19,172	[1]	58,815
Income (Loss) from Discontinued Operations, net of taxes								$ 0	13,552	[1]	78,613
Repayments of long-term debt								$ 1,114,262	$ 299,285		$ 1,102,234
U.S. federal statutory rate								35.00%	35.00%		35.00%
Predecessor
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating revenues			$ 0
Operating profit			0
Loss on equity investments, net			0
Interest income			0
Interest expense	[2]		0
Gain on investment transactions	[3]		0
Reorganization items, net			(173,449)
Income (loss) before income taxes			(173,449)
Income tax expense (benefit)	[4]		(69,548)
Income (Loss) from Discontinued Operations, net of taxes			(103,901)
Repayments of long-term debt			$ 3,394,347

[1]	Results of operations for the Tribune Publishing businesses are reflected through August 4, 2014, the date of the Publishing Spin-off.
[2]	In connection with the Publishing Spin-off, the Company received a $275 million cash dividend from Tribune Publishing utilizing borrowings of $350 million under a senior secured credit facility entered into by Tribune Publishing prior to the Publishing Spin-off. The full amount of the $275 million cash dividend was used to permanently repay $275 million of outstanding borrowings under the Company’s Term Loan Facility (as defined and described in Note 10). Interest expense associated with the Company’s outstanding debt was allocated to discontinued operations based on the ratio of the $275 million cash dividend received from Tribune Publishing to the total outstanding indebtedness under the outstanding credit facilities in effect in each respective period prior to the Publishing Spin-off and totaled $7 million and $11 million for the years ended December 28, 2014 and December 29, 2013, respectively.
[3]	Gain on investment transaction consists of a $1 million gain on the remeasurement of Tribune Publishing’s investment in MCT (as defined and described in Note 5) as a result of the acquisition of the remaining 50% interest in MCT during the second quarter of 2014.
[4]	The effective tax rate on pretax income from discontinued operations was 58.6% and 42.8% for the years ended December 28, 2014 and December 29, 2013, respectively. This rate differs from the U.S. federal statutory rate of 35% primarily due to state income taxes (net of federal benefit) and the impact of certain nondeductible transaction costs. See Note 4 for information on the income tax benefit included in discontinued operations for December 31, 2012.